Right-of-Use Assets (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 01, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets (Details) [Line Items]
Monthly lease payment	$ 20,000
Term of lease	2 years
Amortization		$ 102,840	$ 58,010
Amortization			55,041
Impact of loss of control			1,745,205
Discontinued operations [member]
Right-of-Use Assets (Details) [Line Items]
Amortization			55,041
Right-of-use assets [member]
Right-of-Use Assets (Details) [Line Items]
Amortization			143,805	$ 115,183
Impact of loss of control			1,745,205
Office Lease [Member]
Right-of-Use Assets (Details) [Line Items]
Monthly lease payment	$ 20,000
Term of lease	2 years
Amortization
Impact of loss of control